Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Series G	Dec. 31, 2012 Series G	Dec. 31, 2011 Series G	Mar. 31, 2013 Series D	Dec. 31, 2012 Series D	Dec. 31, 2011 Series D	Dec. 31, 2012 Series A	Dec. 31, 2011 Series A	Mar. 31, 2013 Series B	Dec. 31, 2012 Series B	Dec. 31, 2011 Series B	Mar. 31, 2013 Series C	Dec. 31, 2012 Series C	Dec. 31, 2011 Series C
Allowance for doubtful accounts receivable	$ 18	$ 4	$ 0
Preferred stock, par value				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.000	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized				5,000,000	5,000,000	0	50	50	50	0	5,000,000	5,000,000	5,000,000	5,000,000	3,000,000	3,000,000	3,000,000
Preferred stock, shares issued				5,000,000	5,000,000	0	43	43	43	0	500,000	300,000	300,000	300,000	0	2,000,000	2,000,000
Preferred stock, shares outstanding				5,000,000	5,000,000	0	43	43	43	0	500,000	300,000	300,000	300,000	0	2,000,000	2,000,000
Liquidation preference				$ 5,000	$ 5,000	$ 0	$ 4,320	$ 4,320	$ 4,320	$ 0	$ 615	$ 389	$ 385	$ 367	$ 0	$ 2,507	$ 2,387
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	200,000,000
Common stock, shares issued	112,363,815	87,388,815	80,036,315
Common stock, shares outstanding	112,363,815	87,388,815	80,036,315